BUSINESS COMBINATION	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
BUSINESS COMBINATION

NOTE 4 – BUSINESS COMBINATION

On April 6, 2026 (the “Business Combination Date”), the Company completed the business combination of the AME business activity of the Seller, pursuant to an Asset Purchase Agreement entered into between the Company and the Seller. The acquired AME business is engaged in the development, manufacturing and commercialization of additively manufactured electronics solutions, including electronic 3D printing systems and related materials and technologies. The business combination expands the Company’s operations into the field of additively manufactured electronics and provides the Company with an existing commercial platform, products, manufacturing capabilities and customer relationships in this field.

The transaction purchase price was allocated to the assets acquired and liabilities assumed based on their respective fair values as of the business combination date.

As of June 30, 2026, the purchase price allocation is preliminary and may be adjusted during the measurement period until the Company completes the valuation of the assets acquired and liabilities assumed and obtains additional information regarding facts and circumstances that existed as of the business combination date.

Accordingly, the amounts recognized for the assets acquired and liabilities assumed, including the identification and valuation of intangible assets, if any, and any resulting goodwill, are preliminary and may be adjusted during the measurement period.

The preliminary fair value of the consideration transferred was as follows:

U.S. dollars in thousands
As of April 6, 2026
Consideration:
Cash consideration	2,000
Contingent consideration liability	956
Total consideration fair value	2,956

Identifiable assets acquired and liabilities assumed
Trade receivables	252
Inventory	2,520
Right-of-use assets, net	1,482
Property and equipment	2,251
Lease liabilities	(1,482)
Royalty-bearing grant liability	(690)
Deferred revenues	(1,377)
Total identifiable net assets acquired	2,956
Goodwill	-
Total purchase consideration	2,956

The contingent consideration arrangement provides for additional payments to the Seller based on the performance of the acquired business following the Business Combination Date. The estimated fair value of the contingent consideration liability recognized as of the Business Combination Date was approximately $956 thousand. The ultimate amount payable pursuant to the contingent consideration arrangement may differ from the amount initially recognized.

The acquired business generated revenues of $1,554 and a net loss of $1,436 from the acquisition date through June 30, 2026. These amounts are included in the Company's unaudited interim condensed consolidated financial statements of operations for the six months ended June 30, 2026.

The supplemental pro forma financial information in the table below summarizes the combined results of operations as if the business combination had occurred on January 1, 2025. The unaudited supplemental pro forma financial information is presented for illustrative purposes only and does not purport to represent what the actual results of operations would have been had the business combination occurred on the date indicated, nor is it indicative of results for any future periods.

The unaudited supplemental pro forma results of operations for the six months period ended June 30, 2026 include certain pro forma adjustments including the following:

-	Operating expenses including research and development, general and administrative and sales & marketing expenses were derived on a pro rata basis from the 2025 annual abbreviated financial statements, such expenses were incurred rateably throughout the year excluding one-time expenses.
-	Acquisition-related transaction costs were excluded and assumed to be incurred at January 1, 2025.

Six Months Ended June 30, (Unaudited)
2026
Pro forma revenue	3,353
Pro forma net loss	10,054

Contingent Consideration – Fair Value Measurement

The fair value of the contingent consideration was estimated using a probability-weighted discounted cash flow model. The valuation incorporates management’s estimates regarding future operating performance, the probability of achieving the sales of inventory, expected payment timing, and a risk-adjusted discount rate.

The fair value measurement was based on two projected revenue scenarios, with probability weightings ranging from 15% to 85%. The assigned probabilities reflected management’s expectations regarding the projected revenues during the next 12 months, discounted at a discount rate of 29.5%.